                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5078
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                      MFS GOVERNMENT MARKETS INCOME TRUST
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: November 30
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                   Date of reporting period: August 31, 2006
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

ITEM 1.  SCHEDULE OF INVESTMENTS.

MFS(R) Government Markets Income Trust

8/31/06
Quarterly portfolio holdings

[graphic omitted]

M F S(R)
INVESTMENT MANAGEMENT

MFS Government Markets Income Trust
PORTFOLIO OF INVESTMENTS (Unaudited) 08/31/2006

ISSUER                                                                                            SHARES/PAR        VALUE ($)
------------------------------------------------------------------------------------------------------------------------------
BONDS - 97.3%
------------------------------------------------------------------------------------------------------------------------------
U.S. BONDS - 86.6%
------------------------------------------------------------------------------------------------------------------------------
AGENCY - OTHER - 7.9%
------------------------------------------------------------------------------------------------------------------------------
Financing Corp., 10.7%, 2017                                                                   $   4,095,000      $  6,018,373
------------------------------------------------------------------------------------------------------------------------------
Financing Corp., 9.4%, 2018                                                                        3,085,000         4,216,047
------------------------------------------------------------------------------------------------------------------------------
Financing Corp., 9.8%, 2018                                                                        4,350,000         6,105,042
------------------------------------------------------------------------------------------------------------------------------
Financing Corp., 10.35%, 2018                                                                      6,820,000         9,951,553
------------------------------------------------------------------------------------------------------------------------------
Financing Corp., STRIPS, 0%, 2017                                                                  5,000,000         2,822,385
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $ 29,113,400
------------------------------------------------------------------------------------------------------------------------------
ASSET BACKED & SECURITIZED - 0.5%
------------------------------------------------------------------------------------------------------------------------------
Prudential Securities Secured Financing Corp., FRN, 7.4499%, 2013 (z)                          $   1,819,000      $  1,923,107
------------------------------------------------------------------------------------------------------------------------------
MORTGAGE BACKED - 48.9%
------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 7.007%, 2007                                                                       $     348,623      $    350,422
------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.79%, 2012                                                                            3,522,804         3,416,892
------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.543%, 2013                                                                             858,133           825,141
------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.65%, 2013                                                                              959,818           924,672
------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.8%, 2013                                                                               482,439           470,994
------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.845%, 2013                                                                           1,014,104           989,061
------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2013 - 2027                                                                       11,865,930        11,681,602
------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.06%, 2013                                                                              405,892           400,414
------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.37%, 2013                                                                              746,966           748,863
------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.45%, 2014                                                                            1,218,330         1,162,115
------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.519%, 2014                                                                           1,161,434         1,109,362
------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.6%, 2014                                                                               487,339           468,660
------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.667%, 2014                                                                           2,994,274         2,885,313
------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.77%, 2014                                                                              497,373           481,284
------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.847%, 2014                                                                           3,404,142         3,312,277
------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.871%, 2014                                                                           1,820,579         1,778,162
------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.1%, 2014                                                                               530,340           522,508
------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.56%, 2015                                                                              628,970           600,735
------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.62%, 2015                                                                              699,716           671,337
------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.665%, 2015                                                                             424,178           407,854
------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.69%, 2015                                                                              346,713           334,002
------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.7%, 2015                                                                               486,579           468,861
------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.74%, 2015                                                                              390,000           375,762
------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.815%, 2015                                                                             543,000           525,358
------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.82%, 2015                                                                            1,469,660         1,424,449
------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.85%, 2015                                                                              346,323           336,946
------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.87%, 2015                                                                              367,181           357,495
------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.89%, 2015                                                                              480,975           469,072
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Fannie Mae, 4.925%, 2015                                                                           1,362,593         1,329,640
------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.48%, 2015                                                                              954,928           966,923
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Fannie Mae, 5.423%, 2016                                                                             808,711           814,638
------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2016 - 2036                                                                      9,654,599         9,828,359
------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2017 - 2035                                                                     66,222,866        65,248,925
------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2017 - 2034                                                                       12,570,578        12,649,930
------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.5%, 2019                                                                            15,336,326        14,752,950
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Fannie Mae, 4.88%, 2020                                                                              364,918           358,568
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Freddie Mac, 4.5%, 2013 - 2015                                                                     2,495,192         2,467,792
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Freddie Mac, 4.375%, 2015                                                                          2,153,840         2,092,993
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Freddie Mac, 5%, 2016 - 2025                                                                      13,226,326        13,134,706
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Freddie Mac, 6%, 2021 - 2035                                                                       1,942,899         1,950,446
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Freddie Mac, 5.5%, 2025 - 2035                                                                    11,197,199        11,026,675
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Ginnie Mae, 5.5%, 2033                                                                             6,587,585         6,531,966
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                                                                                                                  $180,654,124
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U.S. GOVERNMENT AGENCIES - 14.6%
------------------------------------------------------------------------------------------------------------------------------
Aid-Egypt, 4.45%, 2015                                                                         $   1,755,000      $  1,677,777
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Aid-Israel, 0%, 2021 - 2024                                                                        7,830,000         3,213,579
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Fannie Mae, 4.625%, 2013                                                                             736,000           716,156
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Farmer Mac, 5.5%, 2011 (a)                                                                         3,010,000         3,057,489
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Federal Home Loan Bank, 4.5%, 2007                                                                 2,250,000         2,237,171
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Federal Home Loan Bank, 4.625%, 2008                                                               9,090,000         9,028,052
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Freddie Mac, 4.2%, 2007                                                                            4,358,000         4,306,728
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Overseas Private Investment Corp., 0%, 2007                                                        1,822,652         1,886,445
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Small Business Administration, 8.875%, 2011                                                          161,744           168,441
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Small Business Administration, 6.34%, 2021                                                         1,211,353         1,251,867
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Small Business Administration, 6.35%, 2021                                                         1,353,548         1,398,780
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Small Business Administration, 6.44%, 2021                                                         1,155,448         1,196,771
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Small Business Administration, 6.625%, 2021                                                        1,264,655         1,319,304
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Small Business Administration, 4.98%, 2023                                                           872,599           857,929
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Small Business Administration, 4.34%, 2024                                                         1,250,069         1,182,938
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Small Business Administration, 4.72%, 2024                                                         2,185,259         2,114,228
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Small Business Administration, 4.77%, 2024                                                         2,218,476         2,152,870
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Small Business Administration, 4.86%, 2024 - 2025                                                  2,661,085         2,588,572
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Small Business Administration, 4.87%, 2024                                                         1,463,750         1,424,464
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Small Business Administration, 5.52%, 2024                                                         1,355,284         1,367,042
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Small Business Administration, 4.76%, 2025                                                         2,191,119         2,111,504
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Small Business Administration, 5.11%, 2025                                                         1,335,319         1,317,131
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U.S. Department of Housing & Urban Development, 6.36%, 2016                                        1,580,000         1,629,945
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U.S. Department of Housing & Urban Development, 6.59%, 2016                                        5,612,000         5,720,177
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                                                                                                                  $ 53,925,360
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U.S. TREASURY OBLIGATIONS - 14.7%
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U.S. Treasury Bonds, 10.375%, 2012                                                             $   8,400,000      $  8,930,578
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U.S. Treasury Bonds, 12%, 2013                                                                     3,036,000         3,443,252
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U.S. Treasury Bonds, 8.75%, 2017                                                                   6,100,000         8,090,601
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U.S. Treasury Bonds, 4.5%, 2036                                                                    6,301,000         5,930,325
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U.S. Treasury Notes, 6.5%, 2010 (f)                                                               19,994,000        21,117,103
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U.S. Treasury Notes, 4.25%, 2015                                                                   4,400,000         4,243,936
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U.S. Treasury Notes, TIPS, 3.875%, 2009                                                            2,716,716         2,807,131
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                                                                                                                  $ 54,562,926
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Total U.S. Bonds                                                                                                  $320,178,917
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FOREIGN BONDS - 10.7%
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AUSTRALIA - 0.0%
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Commonwealth of Australia, 6.5%, 2013                                                       AUD      132,000      $    105,152
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AUSTRIA - 0.5%
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Republic of Austria, 5.5%, 2007                                                             EUR    1,392,000      $  1,821,533
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BRAZIL - 0.0%
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Federative Republic of Brazil, 8%, 2018                                                        $     102,000      $    111,996
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CANADA - 0.1%
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Government of Canada, 4.5%, 2015                                                            CAD      187,000      $    174,525
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Government of Canada, 8%, 2023                                                              CAD      243,000           319,333
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                                                                                                                  $    493,858
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CAYMAN ISLANDS - 0.0%
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Petroleum Export/Cayman, 5.265%, 2011 (a)                                                      $      95,630      $     93,892
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CHILE - 0.4%
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HQI Transelec Chile S.A., 7.875%, 2011                                                         $     314,000      $    330,377
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Republic of Chile, FRN, 5.9%, 2008                                                                 1,057,000         1,060,700
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                                                                                                                  $  1,391,077
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DENMARK - 0.1%
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Kingdom of Denmark, 4%, 2015                                                                DKK      941,000      $    164,283
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FINLAND - 0.9%
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Republic of Finland, 5.375%, 2013                                                           EUR    2,257,000      $  3,182,031
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FRANCE - 1.1%
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Republic of France, 4.75%, 2007                                                             EUR    2,462,000      $  3,187,776
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Republic of France, 4.75%, 2012                                                             EUR      251,000           340,785
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Republic of France, 6%, 2025                                                                EUR      224,000           363,844
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                                                                                                                  $  3,892,405
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GERMANY - 1.5%
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Federal Republic of Germany, 3.5%, 2008                                                     EUR    1,062,000      $  1,360,986
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Federal Republic of Germany, 3.75%, 2015                                                    EUR    1,128,000         1,447,553
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Federal Republic of Germany, 6.25%, 2030                                                    EUR      199,000           339,359
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KfW Bankengruppe, FRN, 3.164%, 2007                                                         EUR      874,000         1,119,395
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Landesbank Baden-Wurttemberg, 3.217%, 2007                                                  EUR      272,000           348,521
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Landesbank Baden-Wurttemberg, FRN, 3.092%, 2007                                             EUR      290,000           371,533
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Landesbank Baden-Wuttemberg, FRN, 2.961%, 2007                                              EUR      510,000           653,582
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                                                                                                                  $  5,640,929
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IRELAND - 1.2%
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Republic of Ireland, 4.25%, 2007                                                            EUR    1,972,000      $  2,546,021
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Republic of Ireland, 4.6%, 2016                                                             EUR    1,385,000         1,893,204
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                                                                                                                  $  4,439,225
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MALAYSIA - 0.1%
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Petronas Capital Ltd., 7.875%, 2022                                                            $     433,000      $    517,859
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MEXICO - 0.7%
------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 9.375%, 2008                                               $   1,072,000      $  1,150,256
------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 8.125%, 2019                                                                 1,040,000        1,253,200
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United Mexican States, 8.3%, 2031                                                                    128,000           160,832
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                                                                                                                  $  2,564,288
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NETHERLANDS - 0.9%
------------------------------------------------------------------------------------------------------------------------------
Kingdom of Netherlands, 5.75%, 2007                                                         EUR    1,169,000      $  1,513,028
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Kingdom of Netherlands, 3.75%, 2009                                                         EUR    1,383,000         1,782,399
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                                                                                                                  $  3,295,427
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NORWAY - 0.0%
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Kingdom of Norway, 5%, 2015                                                                 NOK      920,000      $    155,143
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PANAMA - 0.2%
------------------------------------------------------------------------------------------------------------------------------
Republic of Panama, 9.375%, 2029                                                               $     677,000      $    858,098
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RUSSIA - 0.4%
------------------------------------------------------------------------------------------------------------------------------
Russian Federation, 3%, 2008                                                                   $   1,474,000      $  1,410,323
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SOUTH AFRICA - 0.3%
------------------------------------------------------------------------------------------------------------------------------
Republic of South Africa, 9.125%, 2009                                                         $     855,000      $    930,881
------------------------------------------------------------------------------------------------------------------------------
SPAIN - 0.8%
------------------------------------------------------------------------------------------------------------------------------
Kingdom of Spain, 6%, 2008                                                                  EUR    1,293,000      $  1,711,161
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Kingdom of Spain, 5.35%, 2011                                                               EUR      796,000         1,100,583
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                                                                                                                  $  2,811,744
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UNITED KINGDOM - 1.5%
------------------------------------------------------------------------------------------------------------------------------
Network Rail MTN Finance PLC, FRN, 3.255%, 2007                                             EUR      876,000      $  1,122,446
------------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 5.75%, 2009                                                        GBP      794,000         1,556,201
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United Kingdom Treasury, 5%, 2012                                                           GBP      952,000         1,844,475
------------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 8%, 2015                                                           GBP      410,000           984,497
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                                                                                                                  $  5,507,619
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Total Foreign Bonds                                                                                               $ 39,387,763
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  TOTAL BONDS                                                                                                     $359,566,680
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REPURCHASE AGREEMENTS - 2.2%
------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., 5.28%, dated 8/31/06, due 9/01/06, total to be received
 $8,260,211 (secured by various U.S. Treasury and Federal Agency obligations and
 Mortgage Backed securities in a jointly traded account)                                       $   8,259,000      $  8,259,000
------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                            $367,825,680
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OTHER ASSETS, LESS LIABILITIES - 0.5%                                                                                1,707,157
------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                             $369,532,837
------------------------------------------------------------------------------------------------------------------------------

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $3,151,381, representing 0.9% of net assets.
(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(k) As of August 31, 2006, the trust held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $355,829,300 and 96.74% of market value, of which 96.57% of market value was provided by an independent pricing service using an evaluated bid.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The trust holds the following restricted security:

                                                ACQUISITION    ACQUISITION       CURRENT      TOTAL % OF
RESTRICTED SECURITIES                               DATE           COST       MARKET VALUE    NET ASSETS
--------------------------------------------------------------------------------------------------------
Prudential Securities Secured Financing
Corp., FRN, 7.4499%, 2013                         12/06/04      $2,019,445     $1,923,107        0.5%

The following abbreviations are used in this report and are defined:

FRN     Floating Rate Note. The interest rate is the rate in effect as of period end.
STRIPS  Separate Trading of Registered Interest and Principal of Securities
TIPS    Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
      AUD  Australian Dollar
      CAD  Canadian Dollar
      DKK  Danish Krone
      EUR  Euro
      GBP  British Pound
      NOK  Norwegian Krone
      NZD  New Zealand Dollar

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS GOVERNMENT MARKETS INCOME TRUST

SUPPLEMENTAL SCHEDULES (UNAUDITED) 08/31/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the trust, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                                       $377,408,617
                                                                                     ============
Gross unrealized appreciation                                                        $  2,402,346
Gross unrealized depreciation                                                         (11,985,283)
                                                                                     ------------
      Net unrealized appreciation (depreciation)                                     $ (9,582,937)
                                                                                     ============

(2) FINANCIAL INSTRUMENTS

DERIVATIVES
-----------

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sales and Purchases in the table below are reported by currency.

                                                                                            NET UNREALIZED
       CONTRACTS TO                                                         CONTRACTS       APPRECIATION
     DELIVER/RECEIVE             SETTLEMENT DATE      IN EXCHANGE FOR       AT VALUE        (DEPRECIATION)
----------------------------------------------------------------------------------------------------------
SALES
-----
AUD               138,988           10/10/06            $   105,673        $   106,070      $   (397)
DKK               956,487           10/25/06                164,538            164,840          (302)
EUR            20,970,926      10/04/06 - 10/20/06       27,015,550         26,948,929        66,621
GBP             2,323,571           10/02/06              4,340,804          4,428,167       (87,363)
NOK               998,635            9/11/06                159,020            158,101           919
NZD               248,939           10/10/06                153,623            162,815        (9,192)
                                                        -----------        -----------      --------
                                                        $31,939,208        $31,968,922      $(29,714)
                                                        ===========        ===========      ========

PURCHASES
---------
EUR               263,734           10/04/06            $   336,487        $   338,654      $  2,167
NZD               261,094           10/10/06                166,244            170,765         4,521
                                                        -----------        -----------      --------
                                                        $   502,731        $   509,419      $  6,688
                                                        ===========        ===========      ========

At August 31, 2006, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net payable of $3,984 with Merrill Lynch International.

FUTURES CONTRACTS

                                                                                      UNREALIZED
                                                                    EXPIRATION       APPRECIATION
                                     CONTRACTS         VALUE           DATE         (DEPRECIATION)
--------------------------------------------------------------------------------------------------
U.S. Treasury Bond 10 yr (Long)         31          $3,328,625        Dec-06           $ 6,431
U.S. Treasury Note 5 yr (Short)         54           5,675,906        Dec-06            (14,533)
U.S. Treasury Bond (Short)              59           6,552,688        Dec-06            (14,957)
-----------------------------------------------------------------------------------------------
                                                                                       $(23,059)
                                                                                       ========

At August 31, 2006, the trust had sufficient cash and/or securities to cover any commitments under these derivative contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS GOVERNMENT MARKETS INCOME TRUST
            -------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: October 19, 2006
      ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: October 19, 2006
      ----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 19, 2006
      ----------------


* Print name and title of each signing officer under his or her signature.